CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2012	Dec. 31, 2011
Current Assets
Cash	$ 42,008	$ 129,888
Accounts Receivable	0	982
Total Current Assets	42,008	130,870
Other Assets
Certificates of Deposit	172,499	171,875
Deferred Financing Costs, net	14,471	0
Goodwill	0	5,341
Mining Claims – Unproved	1,797,488	1,797,564
Property, Plant & Equipment, net of accumulated depreciation	635,212	733,885
Other Assets	0	4,000
Available For Sale Securities	12,550	0
Reclamation Bond – Fraser River	2,000	0
Total Other Assets	2,634,220	2,712,665
TOTAL ASSETS	2,676,228	2,843,535
Current Liabilities
Accounts Payable	56,617	5,942
Accrued Expenses - Related Party	884,474	784,474
Accrued Expenses – Ruby Mine	12,250	0
Accrued Interest	41,363	0
Convertible notes payable (net of discounts of $166,307 and $0, respectively)	608,193	25,000
Deferred Gain	9,835	0
Derivative Liability	496,827	0
Note Payable – Ruby Mine Mortgage	1,774,822	1,889,185
Note Payable (net of discounts of $0 and $20,568, respectively)	0	4,432
Total Current Liabilities	3,884,381	2,709,033
Long-Term Liabilities
Asset Retirement Obligation	5,584	5,147
Total Long-Term Liabilities	5,584	5,147
Total Liabilities	3,889,965	2,714,180
Stockholders’ Equity (Deficit)
Common stock, $0.001 par value, 250,000,000 shares authorized, 102,002,731 and 97,664,462 shares issued and outstanding at December 31, 2012 and December 31, 2011, respectively	102,003	97,664
Additional Paid-In Capital	12,168,608	11,358,733
Stock Payable	0	25,000
Accumulated Other Comprehensive Income	(12,500)	0
Deficit Accumulated During Exploration Stage	(13,475,848)	(11,356,142)
Total Stockholders’ Equity (Deficit)	(1,213,737)	129,355
TOTAL LIABILITIES & STOCKHOLDERS’ EQUITY (DEFICIT)	2,676,228	2,843,535
Series I Preferred Stock [Member]
Stockholders’ Equity (Deficit)
Preferred stock, value issued	0	0
Series A Preferred Stock [Member]
Stockholders’ Equity (Deficit)
Preferred stock, value issued	4,000	4,000
Series G Preferred Stock [Member]
Stockholders’ Equity (Deficit)
Preferred stock, value issued	$ 0	$ 100